Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 23,555,839	$ 23,318,482	$ 20,628,643
Cost of revenue	(22,517,082)	(21,146,746)	(18,927,164)
Gross profit	1,038,757	2,171,736	1,701,479
Operating expenses
General and administrative expenses	(8,852,414)	(668,785)	(181,483)
Total operating expenses	(8,852,414)	(668,785)	(181,483)
(Loss) income from operations	(7,813,657)	1,502,951	1,519,996
Other income (expense)
Interest expense, net			(261)
Other income	21,945	2,448	5,686
Total other income, net	21,945	2,448	5,425
(Loss) income before income taxes	(7,791,712)	1,505,399	1,525,421
Income tax expense	(213,018)	(229,517)	(229,218)
Net (loss) income and total comprehensive (loss) income	$ (8,004,730)	$ 1,275,882	$ 1,296,203
Net (loss) income per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ 0.56	$ 0.1	$ 0.11
Diluted (in Dollars per share)	$ 0.56	$ 0.1	$ 0.11
Weighted average number of ordinary shares used in computing net (loss) income per share
Basic (in Shares)	14,353,540	12,294,521	11,500,000
Diluted (in Shares)	14,353,540	12,294,521	11,500,000